Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding	Sep. 30, 2022 shares
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	25,671,390
Total shares issued upon closing of Business Combination	170,070,427
Class A - Public Stockholders [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	1,752,181
Class A - Sponsor Shares [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	7,779,076	[1]
Class A - PIPE Investors [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	11,080,600
Class A - Forward Purchase Agreement [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	2,000,000
Class A - Area [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	3,059,533
Class D - Opal Fuels Equity Holders [Member]
Business Combination (Details) - Schedule of total number of shares of the company’s class A common stock outstanding [Line Items]
Total number of shares	144,399,037

[1]	Includes 763,908 Sponsor Earnout Awards subject to vesting and forfeiture conditions.